Weighted Average Assumptions used to Determine Plan Costs, Japan Plan (Detail) - Japan Plan Costs	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.08%	0.24%	0.20%
Rate of increase in compensation per annum	0.00%	0.00%	0.00%
Expected long-term rate of return on plan assets per annum	0.00%	0.00%	2.69%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.30%	1.30%	1.30%
Rate of increase in compensation per annum	3.55%	3.55%	3.55%
Expected long-term rate of return on plan assets per annum	3.09%	3.77%	3.44%